Other expenses (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of other nonoperating expense [Table Text Block]
	Year ended December 31
	2017	2016	2015
Foreign exchange gain	$76	$155	($2,772)
Gain on derivative liability	-	5	1,478
Finance income	41	88	229
Royalty and other	(472)	(675)	(804)
	($355)	($427)	($1,869)